Goodwill and Other Intangible Assets - Parenthetical Information Note 25 Other Amortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Parenthetical Information Note 25 Other Amortizing Intangible Assets [Line Items]
Impairment losses	€ 57	€ 580	€ 1,200
Thereof: impairments related to self-developed software	42	60	191
Thereof: impairments of an unamortized trademark	15	521	0
Thereof: write-off of the Value of business acquired (VOBA)		515
Increase of amortizing other intangible assets, net	291	6	2,800
Mainly driven by [Abstract]
Negative exchange rate changes	113	327	410
Additions to internally generated intangible assets	1,400	0	427
Offsetting amortization expenses	935	1,500	397
Thereof: scheduled consumption of capitalized software	€ 897	679	16
Reclassification from (to) held for sale in advance of the sale of the investment in Maher Terminals Port Elizabeth		€ 497
Postbank [Abstract]
Thereof: contract-based intangible assets			14
Thereof: impairment loss related to other intangible assets			837
Postbank [Member]
Postbank [Abstract]
Thereof: impairment loss related to other intangible assets			€ 834